RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
Related party transactions may include any transaction between entities under common control or with a related party. We have defined related parties as members of the board of directors, executive officers, principal owners of our outstanding stock and any immediate family members of each such related party, as well as any other person or entity with significant influence over our management or operations.
In February 2021, we issued two tranches of convertible notes and granted to each purchaser of the Tranche I convertible notes a warrant to purchase equity securities - see Note 10. Two of the Tranche I
	investors are related parties. As of June 30, 2021, the fair value of the convertible notes and warrants granted to the two related parties were $182.6 million and $18.9 million and were included as convertible notes and other non-current liabilities in our unaudited condensed consolidated balance sheets.	RELATED PARTY TRANSACTIONSRelated party transactions may include any transaction between entities under common control or with a related party. We have defined related parties as members of the board of directors, executive officers, principal owners of our outstanding stock and any immediate family members of each such related party, as well as any other person or entity with significant influence over our management or operations. Aside from the 2019 and 2020 Tenders discussed in Note 11 - Mezzanine equity, common stock and stockholders’ deficit, no other material related party transaction has taken place during the periods presented.